Convertible Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of roll forward of the notes
	September 30, 2021 $	December 31, 2020 $
Opening fair value	1,327	—
Convertible debt issued in the period	1,200	4,670
Change in fair value (loss) reported in statement operations	298	(681)
Conversion of notes to common shares	(2,825)	(2,662)
Ending fair value balance	—	1,327

Beginning fair value balance on issue date	$4,670
Change in fair value (loss) reported in statement of operations	(681)
Conversion of notes to common shares	(2,662)
Ending fair value balance – December 31, 2020	$1,327